Global X MSCI Pakistan ETF (Prospectus Summary) | Global X MSCI Pakistan ETF Series
Global X MSCI Pakistan ETF
Effective immediately, the name of the Fund’s Underlying Index will be changed from the MSCI All Pakistan 25/50 Index to the MSCI All Pakistan Select 25/50 Index. Accordingly, all references to the MSCI All Pakistan 25/50 Index in the Prospectus and SAI are hereby deleted and replaced with the MSCI All Pakistan Select 25/50 Index.

Effective on or about April 23, 2015, the Fund will be open for investment.